Earnings (loss) per share attributable to common shareholders	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Earnings (loss) per share attributable to common shareholders [Text Block]
13.	Earnings (loss) per share attributable to common shareholders

For the years ended December 31, 2018 and 2017, the calculation of basic and diluted earnings per share is based on the following data:

	Year ended December 31,
	2018	2017
Earnings ($)
Net income (loss) attributable to common shareholders	(141,372)	5,776

Number of shares
Weighted average number of ordinary shares - basic	220,108,770	203,333,111
Effect of dilutive share options and warrants	-	1,061,341
Weighted average number of ordinary shares - diluted	220,108,770	204,394,452

For the year ended December 31, 2018, the effect of all potentially dilutive securities was anti-dilutive, given that the Company reported a net loss for the year.

For the year ended December 31, 2017, excluded from the calculation of diluted weighted average shares outstanding were 3,613,000 share-based options and 4,000,000 warrants, respectively, that were determined to be anti-dilutive.